Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Billions
		Sep. 30, 2022	Mar. 31, 2022
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required, amount	[1]	¥ 5,714	¥ 5,184
Actual		8,097	8,067
Required, amount	[1]	6,784	6,155
Actual		¥ 9,733	¥ 9,713
Required, ratio	[1]	9.51%	9.51%
Actual		13.64%	15.00%
Required, amount	[1]	¥ 8,210	¥ 7,450
Actual		¥ 11,216	¥ 11,351
Required, ratio	[1]	11.51%	11.51%
Actual		15.72%	17.53%
Required, amount	[2]	¥ 6,925	¥ 6,389
Actual	[2]	¥ 9,733	¥ 9,713
Common Equity Tier 1 capital:
Required, ratio	[1]	8.01%	8.01%
Actual		11.35%	12.46%
Leverage Ratio:
Required, ratio	[2]	3.00%	3.00%
Actual	[2]	4.21%	4.56%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 2,981	¥ 2,683
Actual		7,082	6,968
Required, amount		3,975	3,578
Actual		¥ 8,714	¥ 8,604
Required, ratio		6.00%	6.00%
Actual		13.15%	14.42%
Required, amount		¥ 5,300	¥ 4,771
Actual		¥ 10,110	¥ 10,150
Required, ratio		8.00%	8.00%
Actual		15.26%	17.02%
Required, amount	[2]	¥ 6,509	¥ 5,971
Actual	[2]	¥ 8,714	¥ 8,604
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		10.68%	11.68%
Leverage Ratio:
Required, ratio	[2]	3.00%	3.00%
Actual	[2]	4.01%	4.32%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 2,783	¥ 2,528
Actual		6,066	6,293
Required, amount		3,710	3,370
Actual		¥ 7,689	¥ 7,919
Required, ratio		6.00%	6.00%
Actual		12.43%	14.09%
Required, amount		¥ 4,947	¥ 4,494
Actual		¥ 9,097	¥ 9,483
Required, ratio		8.00%	8.00%
Actual		14.70%	16.88%
Required, amount	[2]	¥ 6,048	¥ 5,570
Actual	[2]	¥ 7,689	¥ 7,919
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		9.80%	11.20%
Leverage Ratio:
Required, ratio	[2]	3.00%	3.00%
Actual	[2]	3.81%	4.26%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 76	¥ 79
Actual		453	442
Required, amount		102	105
Actual		¥ 453	¥ 442
Required, ratio		6.00%	6.00%
Actual		26.62%	25.18%
Required, amount		¥ 136	¥ 140
Actual		¥ 453	¥ 442
Required, ratio		8.00%	8.00%
Actual		26.62%	25.18%
Required, amount	[2]	¥ 128	¥ 130
Actual	[2]	¥ 453	¥ 442
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		26.62%	25.18%
Leverage Ratio:
Required, ratio	[2]	3.00%	3.00%
Actual	[2]	10.56%	10.20%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 76	¥ 78
Actual		436	425
Required, amount		101	104
Actual		¥ 436	¥ 425
Required, ratio		6.00%	6.00%
Actual		25.68%	24.40%
Required, amount		¥ 135	¥ 139
Actual		¥ 436	¥ 425
Required, ratio		8.00%	8.00%
Actual		25.69%	24.40%
Required, amount	[2]	¥ 124	¥ 126
Actual	[2]	¥ 436	¥ 425
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		25.68%	24.40%
Leverage Ratio:
Required, ratio	[2]	3.00%	3.00%
Actual	[2]	10.47%	10.09%

[1]	The required ratios disclosed above, at March 31, 2022 and September 30, 2022, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.01%, and the additional loss absorbency requirements for global systemically important banks (“G-SIBs”) and domestic systemically important banks (“D-SIBs”) of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.
[2]	The required and actual amounts disclosed above at March 31, 2022 and September 30, 2022 exclude amounts of deposits to the Bank of Japan.